Commitments and Contingent Liabilities (Details) - USD ($) $ in Millions			1 Months Ended		12 Months Ended
	Nov. 04, 2021	Sep. 07, 2018	Mar. 31, 2020	Jan. 31, 2020	Dec. 31, 2021
Commitments and Contingent Liabilities (Details) [Line Items]
Percentage of royalties in sales					100.00%
Aggregate contingent obligation (in Dollars)					$ 7.8
Grant total amount (in Dollars)					$ 1.2
New grant application, description			the Company submitted a grant application to the IIA for funding of its clinical development program of prevention of organ dysfunction and cytokine storms associated with COVID-19. The Company’s application for grants of $597 thousand was approved by the IIA in April 2020 for a period that commenced on April 1, 2020 and ended on March 31, 2021. The approved IIA funding was approximately 30% of the total expenses for the approved clinical program, which the Company executed in Israel.	the Company submitted a grant application to the IIA for funding of its clinical development program of prevention of cytokine storms and organ dysfunction associated with Sepsis. The Company’s application for grants of $1 million was approved by the IIA in April 2020 for a period that commenced on April 1, 2020 and ended on March 31, 2021. The approved IIA funding was approximately 30% of the total expenses for the approved clinical program, which the Company executed in Israel
Agreement, description		the agreement, upon termination of the Chairman’s board service, under certain conditions defined in the agreement, the Executive Chairman will be entitled to receive an amount of up to three times his then annual base retainer plus the value of accrued benefits. As of December 31, 2021, no termination liability was accrued or paid.
Gross proceeds	3.33%
Commercial transaction (in Dollars)	$ 20.0
Minimum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Percentage of royalties in sales					3.00%
Maximum [Member]
Commitments and Contingent Liabilities (Details) [Line Items]
Percentage of royalties in sales					5.00%